Summary of Significant Accounting Policies (Details) - Schedule of net deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax assets and liabilities [Abstract]
Deferred tax assets	$ 657,341	$ 235,116
Deferred tax liabilities
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Net deferred tax assets